Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operating cost and expenses

	2025				2024
	Cost of services rendered and goods sold	Marketing expenses	General and administrative expenses	Total	Cost of services rendered and goods sold	Marketing expenses	General and administrative expenses	Total

	(12,266,584)	(5,959,682)	(1,734,484)	(19,960,750)	(11,893,115)	(5,908,816)	(1,798,005)	(19,599,936)

Personnel	(52,255)	(1,001,157)	(430,273)	(1,483,685)	(48,016)	(925,033)	(513,229)	(1,486,278)
Third party services	(624,185)	(1,987,057)	(779,528)	(3,390,770)	(731,883)	(2,037,447)	(801,521)	(3,570,851)
Interconnection and means of connection	(3,581,352)	-	-	(3,581,352)	(3,091,741)	-	-	(3,091,741)
Depreciation and amortization	(6,225,495)	(411,753)	(440,439)	(7,077,687)	(6,232,502)	(391,699)	(401,834)	(7,026,035)
Taxes, fees and contributions	(137,230)	(879,852)	(30,579)	(1,047,661)	(131,924)	(932,489)	(28,078)	(1,092,491)
Rentals and reinsurance	(575,524)	(189,927)	(32,001)	(797,452)	(507,427)	(178,771)	(30,682)	(716,880)
Cost of goods sold	(1,062,370)	-	-	(1,062,370)	(1,104,460)		-	(1,104,460)
Publicity and advertising	-	(688,991)	-	(688,991)		(700,637)	-	(700,637)
Expected credit losses of trade accounts	-	(765,783)	-	(765,783)	-	(693,122)	-	(693,122)
Other	(8,173)	(35,162)	(21,664)	(64,999)	(45,162)	(49,618)	(22,661)	(117,441)

	2023
	Cost of services rendered and goods sold	Selling expenses	General and administrative expenses	Total

	(11,496,437)	(5,742,642)	(1,759,433)	(18,998,512)

Personnel	(57,740)	(862,899)	(459,230)	(1,379,869)
Third party services	(683,809)	(2,211,627)	(824,634)	(3,720,070)
Interconnection and means of connection	(2,804,984)	-	-	(2,804,984)
Depreciation and amortization	(6,369,438)	(343,724)	(403,867)	(7,117,029)
Taxes, fees and contributions	(36,503)	(876,709)	(26,863)	(940,075)
Rentals and reinsurance	(507,164)	(146,632)	(16,496)	(670,292)
Cost of goods sold	(1,033,891)	-	-	(1,033,891)
Publicity and advertising	-	(599,253)	-	(599,253)
Expected credit losses of trade accounts	-	(639,692)	-	(639,692)
Other	(2,908)	(62,106)	(28,343)	(93,357)